IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of commitments [line items]
Credit related commitments	$ 306,159	$ 300,257
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	46,867
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	234,443
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,800
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13,798
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	251
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	41,130	43,053
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	37,033
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,123
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	440
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,458
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	76
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	13,686	22,587
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,275
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,982
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	332
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,042
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	55
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	9,853	11,367
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,559
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,730
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	741
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,751
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	72
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	14,645	6,716
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,892
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	8,645
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,086
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	4,919	4,879
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,878
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	186
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,830
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	25
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	15,024	11,622
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	14,026
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	443
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	555
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	49,766	47,445
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	48,802
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	963
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,577	2,449
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,451
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	13
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	113
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	154,559	$ 150,139
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 154,559